Other intangible assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Other intangible assets

	Capitalized development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2019	€20,228	€3,999	€636	€24,863
Additions	2,889	600	67	3,556
Divestitures	(338)	(127)	(82)	(547)
Transfer to Assets held for sale	—	(3)	(16)	(19)
Translation differences and other changes	147	103	(5)	245
At December 31, 2019	22,926	4,572	600	28,098
Additions	2,640	745	177	3,562
Divestitures	(81)	(134)	(173)	(388)
Transfer to Assets held for sale	—	—	—	—
Translation differences and other changes	(1,327)	(333)	(50)	(1,710)
At December 31, 2020	24,158	4,850	554	29,562
Accumulated amortization and impairment losses at January 1, 2019	10,403	2,362	349	13,114
Amortization	1,358	426	48	1,832
Impairment losses and asset write-offs	949	—	4	953
Divestitures	(337)	(2)	(8)	(347)
Transfer to Assets held for sale	—	(3)	(13)	(16)
Translation differences and other changes	46	72	(3)	115
At December 31, 2019	12,419	2,855	377	15,651
Amortization	1,250	408	32	1,690
Impairment losses and asset write-offs	503	—	1	504
Divestitures	(53)	—	(15)	(68)
Transfer to Assets held for sale	—	—	—	—
Translation differences and other changes	(519)	(194)	(21)	(734)
At December 31, 2020	13,600	3,069	374	17,043
Carrying amount at December 31, 2019	€10,507	€1,717	€223	€12,447
Carrying amount at December 31, 2020	€10,558	€1,781	€180	€12,519
Capitalized development expenditures included both internal and external costs that were directly attributable to the internal product development process, primarily consisting of material costs and personnel related expenses relating to engineering, design and development focused on content enhancement of existing vehicles, new models and powertrain programs.
In 2020, €504 million of impairment losses and asset write-offs were recognized, refer to Note 2, Use of estimates - Recoverability of non-current assets with definite useful lives for further information on the impairment losses and asset write-offs recognized.
In 2019, €953 million of impairment losses and asset write-offs were recognized, including a total of €813 million of impairment losses and asset write-offs resulting from rationalization of product portfolio plans, primarily for Europe in the A-segment as well as for Alfa Romeo resulted in the recognition of asset impairment charges for certain platforms.
Translation differences primarily related to foreign currency translation of the U.S. Dollar to the Euro and of the Brazilian Real to the Euro.
Amortization of capitalized development expenditures was recognized within Research and development costs within the Consolidated Income Statement, as described in Note 5, Research and development costs. Amortization of Patents, concessions, licenses and credits and Other intangibles are recognized within Cost of revenues and Selling, general and other costs.At December 31, 2020 and 2019, the FCA Group had contractual commitments for the purchase of intangible assets amounting to €624 million (refer to Note 25, Guarantees granted, commitments and contingent liabilities for further information on the FCA Group's contractual commitments for the purchase of regulatory emission credits) and €1,419 million, respectively.